Provisions for tax, labor and civil risks (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for tax, labor and civil risks
Total provisions		R$ 1,797	R$ 42,207	R$ 39,750
Total judicial deposits		(993)	(40,486)	R$ (37,781)
Provisions for labor, tax and civil risks		804	1,721
Service tax (ISSQN) | Zenvia Brazil
Provisions for tax, labor and civil risks
Total provisions	[1]	0	39,855
Total judicial deposits	[1]	(511)	(39,895)
Labor provisions
Provisions for tax, labor and civil risks
Total provisions		1,797	2,352
Labor appeals judicial deposits
Provisions for tax, labor and civil risks
Total judicial deposits		R$ (482)	R$ (591)

[1]	The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself. On September 27, 2024 a conciliation mediation process related to the legal action regarding the Service Tax (ISSQN) was concluded. Under the terms of the agreement, the Municipality of Porto Alegre collected 50.29% of the balance from the judicial deposit, while the Company collected the remaining balance of 49.71%. The amount recovered by the Company had been previously recognized as a provision for tax contingencies and was reversed through profit or loss as a reduction of taxes on revenue.